S000057700 [Member] Annual Fund Operating Expenses - ClearBridge Large Cap Growth ESG ETF - ClearBridge Large Cap Growth ESG ETF	Mar. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.48%	[2]

[1]	Other expenses have been restated to reflect current fees.
[2]
Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the fund’s financial highlights tables, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.